Reconciliation of Financial Statements to Form 5500 - Reconciliation of Investments (Details) - EBP 334 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Investments
Total investments per financial statements	$ 17,103,775	$ 14,538,186
Notes Receivable
Total notes receivable per financial statements	118,461	112,779
Deemed distributions	(4,152)	(3,948)
Total notes receivable per Form 5500	114,309	108,831
Total investments per Form 5500	$ 17,218,084	$ 14,647,017